INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense (recovery)	$ (10)	$ 50	$ 167
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(62)	(198)	(72)
Recovery arising from previously unrecognized tax assets	(15)	0	(20)
Change in tax rates and imposition of new legislation	0	0	(3)
Deferred income tax expense (recovery)	(77)	(198)	(95)
Total income tax expense (recovery)	$ (87)	$ (148)	$ 72